FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/99  (b)

Is this a transition report?: (Y/N)  __N__

Is this an amendment to a previous filing? (Y/N)  __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A. Registrant Name: Pruco Life of New Jersey Single Premium Variable
                         Annuity Account
     B.   File Number: 811-4397
     C.   Telephone Number: 973-802-6000

2.   A. Street: 213 Washington Street
     B.  City: Newark     C.  State: NJ     D.  Zip Code: 07102    Zip Ext: 2992
     E.  Foreign Country: ________________  Foreign Postal Code: _______________

3.   Is this the first filing on this form by Registrant?(Y/N)        __N__

4.   Is this the last filing on this form by Registrant?(Y/N)         __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)   __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N)                 __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)  __N__
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER:  01              PAGE NUMBER: 01

For period ending 12/31/99                               If filing more than one
File number 811-4397                                     Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                          Is this the
Series                                                    last filing
Number            Series Name                             for this series?
------            -----------                             ----------------
  1                                                            (Y/N)


SCREEN NUMBER:  02               PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99                               If filing more than one
File number 811-4397                                     Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*   A.  Depositor Name:  Pruco Life Insurance Company of New Jersey
        B.  File Number (If any):
        C.  City:  Newark       State: NJ    Zip Code: 07102      Zip Ext: 3777
            Foreign Country: _____________   Foreign Postal Code: ______________

111.*   A.  Depositor Name:
        B.  File Number (If any):
        C.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________

112*    A.  Sponsor Name:
        B.  File Number (If any):
        C.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________

112.*   A.  Sponsor Name:
        B.  File Number (If any):
        C.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________


SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/99                               If filing more than one
File number 811-4397                                     Page 48, "X":


113.    A.  Trustee Name:
 *      B.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________

113.    A.  Trustee Name:
 *      B.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________

114.    A.  Principal Underwriter Name: Pruco Securities Corporation
 *      B.  File Number: 8-16402
        C.  City: Newark        State: NJ    Zip Code: 07102      Zip Ext: 3777
            Foreign Country: _____________   Foreign Postal Code: ______________

114.    A.  Principal Underwriter Name:
 *      B.  File Number:
        C.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________

115.    A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP
 *      B.  City:  New York     State: NY    Zip Code:  10036     Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________

115.    A.  Independent Public Accountant Name:
 *      B.  City: ____________  State: ____  Zip Code: _________  Zip Ext:______
            Foreign Country: _____________   Foreign Postal Code: ______________


SCREEN NUMBER: 56               PAGE NUMBER: 48

For period ending 12/31/99                               If filing more than one
File number 811-4397                                     Page 49, "X":


116. A.   Is Registrant part of a family of investment
          companies?(Y/N)                                             __Y__

     B.   Identify the family in 10 letters: Prudential
          (NOTE: In filing this form, use this identification consistently for all investment companies in family.
          This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance
          company?(Y/N)                                               __Y__

          If answer is "Y" (Yes), are any of the following types of contracts funded by the registrant?:

     B.   Variable annuity contracts?(Y/N):                           __Y__

     C.   Scheduled premium variable life contracts:                  __N__

     D.   Flexible premium variable life contracts:                   __N__

     E.   Other types of insurance products registered under the
          Securities Acts of 1933?(Y/N)                               __N__

118. State the number of series existing at the end of the period
 *   that had securities registered under the Securities Act of
     1933                                                             __0__

119. State the number of new series for which registration
 *   statements under the Securities Act of 1933 became effective
     during the period                                                __0__

120. State the total value of the portfolio securities on the
 *   date of deposit for the new series included in item 119
     ($000's omitted)                                                 _000_

121. State the number of series for which a current prospectus
 *   was in existence at the end of the period                        __0__

122. State the number of existing series for which additional
 *   units were registered under the Securities Act of 1933
     during the period                                                __1__


SCREEN NUMBER: 57                PAGE NUMBER: 49

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For period ending 12/31/99                               If filing more than one
File number 811-4397                                     Page 50, "X":


123. State the total value of the additional units considered in
 *   answering item 122 ($000's omitted)                            (3,484)

124. State the total value of units prior series that were placed
 *   in the portfolios of subsequent series during the current
     period (the value of these units is to be measured on the
     date they were placed in the subsequent series)($000's
     omitted)                                                         $ 000

125. State the total dollar amount of sales loads collected
 *   (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
     series of Registrant ($000's omitted)                            $ 000

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series.)($000's omitted)               $____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of   Total Assets    Total Income
                                        Series      ($000's       Distributions
                                      Investing     omitted)    ($000's Omitted)
                                      ---------     --------    ----------------
A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities           1         $13,691
K.  Other securities
L.  Total assets of all series of
    registrant                            1         $13,691


SCREEN NUMBER: 58                PAGE NUMBER:50

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For period ending 12/31/99                               If filing more than one
File number 811-4397                                     Page 51, "X":


128. Is the timely payment of principal and interest on any of
 *   the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
     entity other than the issuer?(Y/N)                               __N__

129. Is the issuer of any instrument covered in item 128
 *   delinquent or in default as to payment of principal or
     interest at the end of the current period?(Y/N)                  _____

130. In computations of NAV or offering price per unit, is any
 *   part of the value attributed to instruments identified in
     item 129 derived from insurance or guarantees?(Y/N)              _____

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                    $165

132. List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:

                811-4397      811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-


SCREEN NUMBER: 59                PAGE NUMBER:51

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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


BY:  /S/  Dennis G. Sullivan          WITNESS:  /S/  William Sues

          Dennis G. Sullivan                         William Sues
          Vice President                             Director, Separate Accounts